CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (2,431,371)	$ (2,205,358)	$ (1,347,787)	$ (1,423,647)
Adjustments to reconcile net loss to cash used by operating activities:
Amortization and depreciation	146,374	132,432	179,953	164,456
Amortization of debt issuance costs	18,954		1,095	35,923
Amortization of debt discount	1,053,987	3,999	34,087	126,624
Interest due to debt conversion	31,350
Gain warrant liability - derivative	(1,167,416)	(337,500)	(2,511,750)
Equity based employee compensation expense	776,441	327,458	376,437	144,345
Equity based payments for outside services	116,940			2,192
Note issued for employee compensation obligation				9,537
Note issued for obligation for outside services				2,192
Convertible note issued for outside services			60,000
(Increase) decrease in assets:
Accounts receivable		(86,682)
Grant receivable		223,540	223,540	(223,540)
Inventory	(476,067)	(524,734)	(369,461)	(253,639)
Prepaid expenses	162,579	129,294	194,040	(211,717)
Deposits		1,535	1,535
Increase (decrease) in liabilities:
Accounts payable	473,920	(65,811)	(222,660)	190,524
Accrued interest payable to related parties	(17,783)	(163,101)	(162,774)	112,047
Accrued expenses	8,842	314,722	317,855	191,224
Deferred revenue		(223,540)	(223,540)	223,540
Net cash used by operating activities	(1,303,248)	(2,473,746)	(3,449,430)	(909,939)
Cash flows from investing activities:
Acquisition of patents and trademarks		(570,641)	(598,191)	(108,116)
Acquisition of office furniture and fixtures		(9,106)	(9,106)
Net cash used by investing activities		(579,747)	(607,297)	(108,116)
Cash flows from financing activities:
Payment of deferred private placement costs				(60,976)
Payment on demand loan				(71,810)
Proceeds from issuance of notes and warrants to shareholders			215,000	723,271
Proceeds from issuance of notes	56,000	215,000
Deferred private placement costs	(10,000)
Proceeds from issuance of convertible notes	210,000		1,300,000
Payment of debt issuance costs			(23,500)
Payments on borrowings - notes payable to shareholders			(393,276)	(4,390)
Payments on borrowings - notes payable	(35,000)	(458,275)	(50,000)
Proceeds from issuance of common stock				549,870
Net payments to related party	(8,478)	(21,272)	(22,433)	(120,028)
Net (payments to) advances from officers	57,920	28,217	(10,914)	2,270
Net cash provided by financing activities	1,056,942	3,057,558	4,308,666	1,018,207
Net (decrease) increase in cash	(246,308)	4,065	251,939	152
Cash - beginning of period	252,249	310	310	158
Cash - end of period	5,941	4,375	252,249	310
Cash paid during the period for interest	13,529	191,524	196,539	16,890
Cash paid during the period for income taxes
Reduction of accounts payable not related to operating activities:
Common stock issued as payment of accounts payable	(359,754)
Common stock issued as payment of deferred private placement costs	36,875
Payment of accounts payable for deferred private placement costs		500,000	526,127
Payment of accounts payable for patent costs		526,127	500,000
Accounts payable converted to promissory notes		587,000	587,000
Supplemental Accounts Payable, Total	396,629	1,613,127	1,613,127
Common stock issued for prepaid services	171,246
Non controlling interest acquired for common stock	4,526
Deferred private placement costs charged to contributed capital		587,133	587,133
Notes payable converted to common shares	120,750
Conversion of shareholder note and accrued interest to common shares and warrants		614,070	614,070	31,311
Conversion of shareholder note to convertible debt			215,000
Conversion of note payable to convertible note			100,000
Original issue discount on convertible debt	12,600		251,250
Beneficial conversion value upon issuance of convertible debt recorded as debt discount and an increase in capital in excess of par value	63,600		1,062,759
Issuance of warrants as derivative liability instruments upon conversion of note payable	152,100
Issuance of warrants as derivative liability instruments	92,750	3,061,750
Issuance of warrants as derivative liability instruments and reduction of capital in excess of par value			3,061,750
Patent and trademark additions included in accounts payable	124,080			39,796
Deferred private placement cost additions included in accounts payable	5,000			526,157
January 25, 2011[Member]
Cash flows from financing activities:
Net proceeds from private placement		3,293,888	3,293,789
May 15, 2012 [Member]
Cash flows from financing activities:
Net proceeds from private placement	$ 786,500